Eaton Vance

Floating-Rate NextShares

July 31, 2019 (Unaudited)

Eaton Vance Floating-Rate NextShares (the Fund), a diversified series of Eaton Vance NextShares Trust II, invests substantially all of its assets in Eaton Vance Floating Rate Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2019, the value of the Fund’s investment in the Portfolio was $5,207,530 and the Fund owned 0.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Subsequent Event

On July 3, 2019, the Fund’s Trustees approved the liquidation of the Fund. All of the Fund’s outstanding shares were redeemed and the Fund was liquidated on August 1, 2019.

Eaton Vance

Floating Rate Portfolio

July 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 89.0%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.2%
Dynasty Acquisition Co., Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		6,081	$6,125,530
IAP Worldwide Services, Inc.
Revolving Loan, 1.46%, (3 mo. USD LIBOR + 5.50%), Maturing July 19, 2021(2)		5,347	5,245,504
Term Loan - Second Lien, 8.83%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2020(3)		7,028	5,624,573
TransDigm, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		35,647	35,465,936
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		27,966	27,788,333
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing May 30, 2025		8,155	8,103,058
Wesco Aircraft Hardware Corp.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020		11,213	11,163,445
WP CPP Holdings, LLC
Term Loan, 6.01%, (USD LIBOR + 3.75%), Maturing April 30, 2025(4)		9,741	9,756,528

			$109,272,907

Automotive — 2.5%
Adient US, LLC
Term Loan, 6.87%, (USD LIBOR + 4.25%), Maturing May 6, 2024(4)		7,700	$7,424,086
American Axle and Manufacturing, Inc.
Term Loan, 4.52%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)		31,437	30,941,045
Apro, LLC
Term Loan, 6.30%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		2,868	2,871,981
Chassix, Inc.
Term Loan, 8.06%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		8,993	8,981,809
CS Intermediate Holdco 2, LLC
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing November 2, 2023		5,136	4,926,509
Dayco Products, LLC
Term Loan, 6.77%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		11,109	10,526,089
Garrett LX III S.a.r.l.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	5,650	6,228,490
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.32%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		9,717	9,546,953
IAA, Inc.
Term Loan, 4.63%, (3 mo. USD LIBOR + 2.25%), Maturing June 28, 2026		6,275	6,322,063
L&W, Inc.
Term Loan, 6.23%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025		9,380	9,098,843
Panther BF Aggregator 2 L.P.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026		37,350	37,407,892
Tenneco, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		37,885	35,289,528

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Thor Industries, Inc.
Term Loan, 6.19%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		15,917	$15,768,263
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	7,724	8,539,852
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		12,580	12,563,789
Tower Automotive Holdings USA, LLC
Term Loan, 5.13%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		12,507	12,546,343
Visteon Corporation
Term Loan, 4.03%, (USD LIBOR + 1.75%), Maturing March 25, 2024(4)		2,217	2,176,923

			$221,160,458

Beverage and Tobacco — 0.2%
Arterra Wines Canada, Inc.
Term Loan, 5.17%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		4,097	$4,097,468
Flavors Holdings, Inc.
Term Loan, 8.08%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		12,507	11,631,959
Term Loan - Second Lien, 12.33%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		3,000	2,475,000

			$18,204,427

Brokerage/Securities Dealers/Investment Houses — 0.1%
Advisor Group, Inc.
Term Loan, 6.10%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		7,022	$7,028,960
OZ Management L.P.
Term Loan, 7.19%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		1,661	1,661,000
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.76%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		3,800	3,828,500

			$12,518,460

Building and Development — 2.3%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023		27,909	$27,795,524
Brookfield Property REIT, Inc.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025		11,091	10,894,430
Capital Automotive L.P.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing March 24, 2024		3,404	3,399,310
Core & Main L.P.
Term Loan, 5.24%, (USD LIBOR + 2.75%), Maturing August 1, 2024(4)		14,751	14,766,314
CPG International, Inc.
Term Loan, 5.93%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024		15,302	15,180,826
DTZ U.S. Borrower, LLC
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025		46,914	47,168,071
Henry Company, LLC
Term Loan, 6.23%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		5,135	5,152,492
NCI Building Systems, Inc.
Term Loan, 6.12%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025		9,726	9,513,553
Quikrete Holdings, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023		21,180	21,026,635
RE/MAX International, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		21,260	21,180,127
Realogy Group, LLC
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		10,740	10,267,679

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Summit Materials Companies I, LLC
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		2,524	$2,519,051
Werner FinCo L.P.
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		8,308	8,089,649
WireCo WorldGroup, Inc.
Term Loan, 7.23%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		7,809	7,828,710

			$204,782,371

Business Equipment and Services — 7.9%
Acosta Holdco, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		8,713	$3,106,302
Adtalem Global Education, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		4,505	4,521,392
AlixPartners, LLP
Term Loan, 3.25%, (2 mo. EURIBOR + 3.25%), Maturing April 4, 2024	EUR	7,905	8,772,924
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		17,689	17,740,080
Allied Universal Holdco, LLC
Term Loan, 0.00%, Maturing July 10, 2026(2)		1,378	1,381,250
Term Loan, 6.51%, (3 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		13,922	13,950,620
Altran Technologies S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing March 20, 2025	EUR	16,241	18,068,345
AppLovin Corporation
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025		26,163	26,260,624
ASGN Incorporated
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		4,316	4,324,408
Belfor Holdings, Inc.
Term Loan, 6.23%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		5,925	5,999,062
Blitz F18-675 GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 31, 2025	EUR	9,325	10,367,941
Bracket Intermediate Holding Corp.
Term Loan, 6.82%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		10,918	10,890,206
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.61%, (USD LIBOR + 4.25%), Maturing June 21, 2024(4)		5,904	5,702,271
Camelot UK Holdco Limited
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		10,832	10,892,884
Ceridian HCM Holding, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025		15,018	15,117,748
Change Healthcare Holdings, LLC
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2024		49,323	49,287,945
CM Acquisition Co.
Term Loan, 12.27%, (3 mo. USD LIBOR + 10.00%), Maturing July 26, 2023		6,601	6,683,105
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing April 26, 2024		18,806	18,665,277
Deerfield Dakota Holding, LLC
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025		10,399	10,154,906
EAB Global, Inc.
Term Loan, 6.38%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)		14,417	14,291,347
EIG Investors Corp.
Term Loan, 6.27%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023		48,058	47,627,194
Garda World Security Corporation
Term Loan, 6.02%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		15,368	15,418,468
Term Loan, 6.26%, (CIDOR + 4.25%), Maturing May 24, 2024	CAD	14,183	10,733,234

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
IG Investment Holdings, LLC
Term Loan, 6.27%, (USD LIBOR + 4.00%), Maturing May 23, 2025(4)		32,379	$32,365,760
IRI Holdings, Inc.
Term Loan, 7.02%, (3 mo. USD LIBOR + 4.50%), Maturing December 1, 2025		19,701	19,097,657
Iron Mountain, Inc.
Term Loan, 3.98%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		9,900	9,763,319
J.D. Power and Associates
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023		9,988	10,012,665
KAR Auction Services, Inc.
Term Loan, 4.63%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		2,915	2,920,744
Kronos Incorporated
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		66,792	66,938,473
KUEHG Corp.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025		33,234	33,287,963
Term Loan - Second Lien, 10.58%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025		4,425	4,430,531
Monitronics International, Inc.
Term Loan, 10.00%, (USD Prime + 4.50%), Maturing September 30, 2022		20,530	19,467,221
PGX Holdings, Inc.
Term Loan, 7.49%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		10,041	9,337,702
Ping Identity Corporation
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025		6,212	6,235,546
Pre-Paid Legal Services, Inc.
Term Loan, 7.75%, (USD Prime + 2.25%), Maturing May 1, 2025		5,503	5,505,545
Prime Security Services Borrower, LLC
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		10,638	10,643,614
Red Ventures, LLC
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024		16,854	16,931,319
ServiceMaster Company
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023		3,386	3,394,004
SMG US Midco 2, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025		2,666	2,662,917
Solera, LLC
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		25,064	25,011,790
Spin Holdco, Inc.
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		45,046	44,531,853
Trans Union, LLC
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023		6,515	6,538,410
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025		4,674	4,692,995
Vestcom Parent Holdings, Inc.
Term Loan, 6.23%, (USD LIBOR + 4.00%), Maturing December 19, 2023(4)		7,337	6,970,155
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		1,528	1,506,643
West Corporation
Term Loan, 6.02%, (3 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		3,911	3,622,101
Term Loan, 6.52%, (3 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		15,816	14,794,432
Zephyr Bidco Limited
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing July 23, 2025	EUR	4,975	5,466,022
Term Loan, 5.22%, (3 mo. GBP LIBOR + 4.50%), Maturing July 23, 2025	GBP	8,675	10,359,771

			$706,446,685

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 4.4%
Altice France S.A.
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		4,554	$4,513,694
Term Loan, 6.33%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		4,963	4,920,597
Charter Communications Operating, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		29,190	29,292,414
CSC Holdings, LLC
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		28,144	27,944,161
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		13,010	12,895,791
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		15,220	15,124,464
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	9,778	10,593,950
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		22,857	21,931,689
Telenet Financing USD, LLC
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		28,900	28,831,362
Telenet International Finance S.a.r.l.
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing December 15, 2027	EUR	18,000	19,956,455
Unitymedia Finance, LLC
Term Loan, 4.60%, (1 mo. USD LIBOR + 2.25%), Maturing September 30, 2025		1,500	1,500,272
Term Loan, 4.60%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		18,775	18,773,235
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (1 week EURIBOR + 2.75%), Maturing January 15, 2027	EUR	18,000	19,948,644
UPC Financing Partnership
Term Loan, 4.85%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		21,188	21,208,548
Virgin Media Bristol, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		65,700	65,918,978
Virgin Media Investment Holdings Limited
Term Loan, 3.97%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	11,925	14,490,329
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	22,850	25,314,286
Ziggo Secured Finance Partnership
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		48,481	48,268,932

			$391,427,801

Chemicals and Plastics — 4.2%
Alpha 3 B.V.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		8,478	$8,310,233
Aruba Investments, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		3,786	3,790,284
Ashland, LLC
Term Loan, 4.01%, (USD LIBOR + 1.75%), Maturing May 17, 2024(4)		6,199	6,195,915
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		41,804	41,683,976
Caldic B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing July 18, 2024	EUR	500	549,349
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing July 18, 2024	EUR	1,500	1,648,047
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 3, 2025	EUR	4,392	4,789,457
Colouroz Investment 1 GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.00%, Floor 0.75%), Maturing September 7, 2021	EUR	1,995	1,972,203

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Emerald Performance Materials, LLC
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		6,215	$6,216,690
Term Loan - Second Lien, 9.98%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		5,000	4,920,835
Ferro Corporation
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,785	3,775,166
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,868	3,857,235
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		9,116	9,091,666
Flint Group GmbH
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		2,719	2,376,017
Flint Group US, LLC
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		16,450	14,372,952
Gemini HDPE, LLC
Term Loan, 4.76%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		9,673	9,665,315
H.B. Fuller Company
Term Loan, 4.27%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		14,221	14,159,090
Hexion, Inc.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing June 25, 2026	EUR	15,875	17,551,665
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026		7,750	7,759,494
INEOS Enterprises Holdings Limited
Term Loan, Maturing July 25, 2026(5)	EUR	1,975	2,186,326
INEOS Enterprises Holdings US Finco, LLC
Term Loan, Maturing July 25, 2026(5)		2,625	2,634,844
Ineos Finance PLC
Term Loan, 2.50%, (2 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	13,725	14,959,501
Inovyn Finance PLC
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing November 10, 2025	EUR	3,220	3,563,142
Kraton Polymers, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	3,855	4,273,166
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		9,650	9,666,763
Messer Industries GmbH
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 1, 2026	EUR	4,275	4,744,258
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		19,246	19,197,386
Momentive Performance Materials, Inc.
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing May 15, 2024		4,925	4,908,068
Platform Specialty Products Corporation
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing January 30, 2026		8,358	8,370,186
PMHC II, Inc.
Term Loan, 6.10%, (USD LIBOR + 3.50%), Maturing March 31, 2025(4)		4,148	3,841,622
Polar US Borrower, LLC
Term Loan, 7.06%, (3 mo. USD LIBOR + 4.75%), Maturing October 15, 2025		11,318	11,105,627
PQ Corporation
Term Loan, 4.76%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		25,037	25,052,944
Proampac PG Borrower, LLC
Term Loan, 5.90%, (USD LIBOR + 3.50%), Maturing November 18, 2023(4)		8,419	8,253,297
Spectrum Holdings III Corp.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		4,787	4,529,382
Starfruit Finco B.V.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing October 1, 2025	EUR	5,425	6,003,604
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		18,678	18,421,362

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tata Chemicals North America, Inc.
Term Loan, 5.13%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020		5,654	$5,660,690
Trinseo Materials Operating S.C.A.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing September 6, 2024		4,044	4,014,902
Tronox Finance, LLC
Term Loan, 5.27%, (USD LIBOR + 3.00%), Maturing September 23, 2024(4)		24,547	24,411,274
Univar, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		18,615	18,650,149
Venator Materials Corporation
Term Loan, 5.52%, (3 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		4,249	4,212,025
Versum Materials, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023		3,233	3,235,095

			$374,581,202

Clothing/Textiles — 0.0%(6)
Tumi, Inc.
Term Loan, 3.98%, (1 mo. USD LIBOR + 1.75%), Maturing April 25, 2025		3,295	$3,220,413

			$3,220,413

Conglomerates — 0.1%
Penn Engineering & Manufacturing Corp.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,716	$2,725,894
SGB-SMIT Management GmbH
Term Loan, 4.50%, (6 mo. EURIBOR + 4.50% (4.00% Cash, 0.50% PIK)), Maturing July 18, 2024	EUR	6,720	5,914,167

			$8,640,061

Containers and Glass Products — 2.8%
Anchor Glass Container Corporation
Term Loan, 5.10%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2023		2,684	$2,410,849
Berry Global, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.00%), Maturing January 6, 2021		509	508,970
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.25%), Maturing October 1, 2022		14,319	14,328,371
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.25%), Maturing January 19, 2024		7,331	7,322,086
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing July 1, 2026	EUR	3,175	3,522,635
Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2026		10,225	10,228,190
BWAY Holding Company
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		22,887	22,562,958
Consolidated Container Company, LLC
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		2,727	2,705,136
Flex Acquisition Company, Inc.
Term Loan, 5.32%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		38,045	36,441,559
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		17,197	16,559,726
Libbey Glass, Inc.
Term Loan, 5.37%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		10,258	8,060,854
Pelican Products, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		7,004	6,916,697
Pregis Corporation
Term Loan, Maturing July 23, 2026(5)		6,425	6,430,018
Reynolds Group Holdings, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		58,093	58,196,916
Ring Container Technologies Group, LLC
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		2,262	2,250,468

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Trident TPI Holdings, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		17,165	$16,328,013
Verallia Packaging S.A.S.
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	23,256	25,784,247
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing August 1, 2025	EUR	6,850	7,597,050

			$248,154,743

Cosmetics/Toiletries — 0.3%
KIK Custom Products, Inc.
Term Loan, 6.26%, (3 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		25,180	$23,818,372

			$23,818,372

Drugs — 3.2%
Albany Molecular Research, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		10,279	$10,171,557
Alkermes, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		18,931	18,954,816
Amneal Pharmaceuticals, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		27,400	25,299,088
Arbor Pharmaceuticals, Inc.
Term Loan, 7.33%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		20,141	18,764,951
Bausch Health Companies, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		62,650	62,826,435
Catalent Pharma Solutions, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing May 18, 2026		8,778	8,825,471
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		39,324	35,754,917
Horizon Pharma, Inc.
Term Loan, 4.94%, (1 mo. USD LIBOR + 2.50%), Maturing May 22, 2026		9,802	9,820,451
Jaguar Holding Company II
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022		67,404	67,404,136
Mallinckrodt International Finance S.A.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		26,375	22,484,878
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		6,910	5,925,658

			$286,232,358

Ecological Services and Equipment — 0.6%
Advanced Disposal Services, Inc.
Term Loan, 4.60%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		18,171	$18,230,200
EnergySolutions, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		17,627	17,010,031
GFL Environmental, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025		17,725	17,618,187

			$52,858,418

Electronics/Electrical — 11.6%
Almonde, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		34,598	$34,018,096
Applied Systems, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing September 19, 2024		36,902	36,846,248
Term Loan - Second Lien, 9.33%, (3 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		3,279	3,322,881

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aptean, Inc.
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		5,736	$5,732,040
Avast Software B.V.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing September 30, 2023		7,560	7,579,378
Barracuda Networks, Inc.
Term Loan, 5.77%, (3 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		12,626	12,669,531
BMC Software Finance, Inc.
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	3,433	3,758,255
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		35,173	33,873,106
Canyon Valor Companies, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023		21,130	21,074,381
Carbonite, Inc.
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.75%), Maturing March 26, 2026		4,652	4,661,280
Celestica, Inc.
Term Loan, 4.37%, (1 mo. USD LIBOR + 2.13%), Maturing June 27, 2025		4,678	4,560,806
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%, Floor 2.50%), Maturing June 27, 2025		4,403	4,314,818
Cohu, Inc.
Term Loan, 5.20%, (6 mo. USD LIBOR + 3.00%), Maturing September 20, 2025		10,446	10,184,911
CommScope, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026		19,850	19,908,816
CPI International, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		11,212	11,193,665
Datto, Inc.
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing April 2, 2026		3,925	3,969,156
DigiCert, Inc.
Term Loan, 6.23%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024		20,667	20,695,574
Electro Rent Corporation
Term Loan, 7.28%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		13,715	13,800,385
Energizer Holdings, Inc.
Term Loan, 4.69%, (1 mo. USD LIBOR + 2.25%), Maturing December 17, 2025		6,411	6,414,742
Entegris, Inc.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		2,836	2,844,612
Epicor Software Corporation
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		16,811	16,788,108
Exact Merger Sub, LLC
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		6,951	6,949,019
EXC Holdings III Corp.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		2,408	2,412,481
Flexera Software, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025		11,210	11,227,163
GlobalLogic Holdings, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025		3,126	3,136,107
Go Daddy Operating Company, LLC
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing February 15, 2024		37,809	37,929,733
GTCR Valor Companies, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing June 16, 2023	EUR	2,948	3,264,244
Hyland Software, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2024		41,616	41,739,075
Infoblox, Inc.
Term Loan, 6.73%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		17,320	17,354,426

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Infor (US), Inc.
Term Loan, 3.25%, (3 mo. EURIBOR + 2.25%, Floor 1.00%), Maturing February 1, 2022	EUR	4,995	$5,542,241
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		79,402	79,600,761
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	2,998	3,340,776
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		46,887	47,098,258
MA FinanceCo., LLC
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		37,990	37,911,341
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		5,679	5,650,484
Term Loan, Maturing June 21, 2024(5)	EUR	2,500	2,780,185
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		19,266	17,371,600
Marcel LUX IV S.a.r.l.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing March 15, 2026		3,242	3,209,456
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 16, 2026	EUR	2,650	2,922,093
Mirion Technologies, Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing March 6, 2026		4,690	4,721,929
MKS Instruments, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing February 2, 2026		4,015	4,028,111
MTS Systems Corporation
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		380	382,473
Prometric Holdings, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		3,333	3,255,824
Renaissance Holding Corp.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		17,266	16,848,415
Term Loan - Second Lien, 9.23%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		2,175	2,088,000
Seattle Spinco, Inc.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		38,351	38,159,110
SGS Cayman L.P.
Term Loan, 7.70%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		1,120	1,108,761
SkillSoft Corporation
Term Loan, 6.95%, (6 mo. USD LIBOR + 4.75%), Maturing April 28, 2021		54,215	46,245,509
SolarWinds Holdings, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024		27,084	27,110,416
Sparta Systems, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing August 21, 2024		3,439	3,026,100
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025		17,815	17,829,048
SS&C Technologies, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025		2,754	2,757,148
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025		26,167	26,186,953
SurveyMonkey, Inc.
Term Loan, 6.10%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		13,419	13,402,021
Sutherland Global Services, Inc.
Term Loan, 7.70%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		4,811	4,763,180
Tibco Software, Inc.
Term Loan, 6.39%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2026		31,649	31,744,068
TriTech Software Systems
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025		2,289	2,257,747

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
TTM Technologies, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024		3,187	$3,181,661
Uber Technologies
Term Loan, 5.77%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023		49,398	49,590,772
Term Loan, 6.33%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025		30,306	30,480,983
Ultimate Software Group, Inc. (The)
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 4, 2026		18,275	18,437,757
Ultra Clean Holdings, Inc.
Term Loan, 6.73%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		10,670	10,456,600
VeriFone Systems, Inc.
Term Loan, 6.45%, (2 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		2,818	2,761,544
Term Loan, 6.52%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		11,414	11,130,449
Veritas Bermuda, Ltd.
Term Loan, 6.75%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)		24,060	22,656,706
Vero Parent, Inc.
Term Loan, 6.73%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024		18,030	17,973,907
Wall Street Systems Delaware, Inc.
Term Loan, 5.65%, (6 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		7,713	7,529,780
Western Digital Corporation
Term Loan, 4.01%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		11,377	11,359,261

			$1,039,124,465

Equipment Leasing — 0.6%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.02%, (1 mo. USD LIBOR + 1.75%), Maturing January 15, 2025		42,523	$42,682,139
IBC Capital Limited
Term Loan, 6.15%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		6,913	6,915,383

			$49,597,522

Financial Intermediaries — 3.3%
Apollo Commercial Real Estate Finance, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026		4,750	$4,743,944
Aretec Group, Inc.
Term Loan, 6.48%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		15,850	15,559,043
Blackstone Mortgage Trust, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing April 23, 2026		4,125	4,155,938
Citco Funding, LLC
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		33,295	33,294,695
Clipper Acquisitions Corp.
Term Loan, 4.13%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		13,101	13,018,294
Ditech Holding Corporation
Term Loan, 0.00%, Maturing June 30, 2022(7)		34,065	13,030,038
Donnelley Financial Solutions, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023		2,237	2,232,948
EIG Management Company, LLC
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		2,987	2,998,390
Evergood 4 ApS
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	9,300	10,362,022
FinCo. I, LLC
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		8,923	8,969,038

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Focus Financial Partners, LLC
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024		17,779	$17,814,655
Franklin Square Holdings L.P.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025		6,476	6,508,443
Greenhill & Co., Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		13,450	13,424,781
GreenSky Holdings, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		15,726	15,657,137
Guggenheim Partners, LLC
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		36,649	36,780,394
Harbourvest Partners, LLC
Term Loan, 4.58%, (2 mo. USD LIBOR + 2.25%), Maturing March 1, 2025		15,100	15,100,137
LPL Holdings, Inc.
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024		16,235	16,300,295
MIP Delaware, LLC
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020		1,554	1,555,564
Ocwen Loan Servicing, LLC
Term Loan, 7.23%, (1 mo. USD LIBOR + 5.00%), Maturing December 4, 2020		2,681	2,679,155
Sesac Holdco II, LLC
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024		10,349	10,210,941
Starwood Property Trust, Inc.
Term Loan, Maturing July 10, 2026(5)		5,225	5,264,188
StepStone Group L.P.
Term Loan, 6.23%, (1 mo. USD LIBOR + 4.00%), Maturing March 27, 2025		6,888	6,913,642
Victory Capital Holdings, Inc.
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing July 1, 2026		14,517	14,571,256
Virtus Investment Partners, Inc.
Term Loan, 4.75%, (3 mo. USD LIBOR + 2.25%), Maturing June 1, 2024		6,508	6,542,748
Walker & Dunlop, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing November 7, 2025		12,238	12,272,907

			$289,960,593

Food Products — 3.2%
Alphabet Holding Company, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		36,280	$34,339,140
Badger Buyer Corp.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		4,991	4,666,702
CHG PPC Parent, LLC
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		1,163	1,161,393
Del Monte Foods, Inc.
Term Loan, 5.77%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		26,176	20,564,339
Froneri International PLC
Term Loan, 2.38%, (2 mo. EURIBOR + 2.38%), Maturing January 31, 2025	EUR	19,850	22,008,282
Term Loan, 3.71%, (1 mo. GBP LIBOR + 3.00%), Maturing January 31, 2025	GBP	12,010	14,596,545
Hearthside Food Solutions, LLC
Term Loan, 5.92%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		10,251	10,093,602
Term Loan, 6.23%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		5,721	5,704,086
High Liner Foods Incorporated
Term Loan, 5.59%, (USD LIBOR + 3.25%), Maturing April 24, 2021(4)		14,550	14,186,309
HLF Financing S.a.r.l.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025		16,227	16,259,245

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Jacobs Douwe Egberts International B.V.
Term Loan, 4.44%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		26,074	$26,187,636
JBS USA Lux S.A.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing May 1, 2026		53,566	53,705,235
Nomad Foods Europe Midco Limited
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		16,737	16,736,764
Term Loan, Maturing May 15, 2024(5)	EUR	4,000	4,460,751
Post Holdings, Inc.
Term Loan, 4.27%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		5,373	5,378,991
Restaurant Technologies, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		9,303	9,343,952
Sunshine Investments B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 28, 2025	EUR	13,118	14,504,187
Term Loan, 4.81%, (3 mo. GBP LIBOR + 4.00%), Maturing March 28, 2025	GBP	1,500	1,818,677
Valeo F1 Company Limited (Ireland)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	6,000	6,642,003

			$282,357,839

Food Service — 1.7%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		79,286	$79,473,477
Aramark Services, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		9,606	9,626,357
Del Frisco’s Restaurant Group, Inc.
Term Loan, 8.25%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025		7,400	7,418,750
Dhanani Group, Inc.
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing July 20, 2025		6,127	5,923,801
IRB Holding Corp.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		25,374	25,291,295
KFC Holding Co.
Term Loan, 4.05%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		789	790,128
NPC International, Inc.
Term Loan, 5.77%, (USD LIBOR + 3.50%), Maturing April 19, 2024(4)		6,657	5,385,421
US Foods, Inc.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023		10,768	10,769,588
Welbilt, Inc.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		5,727	5,693,207

			$150,372,024

Food/Drug Retailers — 0.6%
Albertsons, LLC
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		35,820	$35,923,753
Diplomat Pharmacy, Inc.
Term Loan, 6.74%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		5,280	4,943,400
L1R HB Finance Limited
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	4,674	4,030,220
Term Loan, 6.02%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	9,172	8,666,773

			$53,564,146

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Forest Products — 0.0%(6)
Clearwater Paper Corporation
Term Loan, Maturing July 24, 2026(5)		3,475	$3,505,406

			$3,505,406

Health Care — 7.8%
Acadia Healthcare Company, Inc.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		3,031	$3,040,463
ADMI Corp.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025		17,065	16,878,208
Akorn, Inc.
Term Loan, 9.25%, (1 mo. USD LIBOR + 7.00%), Maturing April 16, 2021		18,169	16,761,125
Alliance Healthcare Services, Inc.
Term Loan, 6.73%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		8,855	8,445,456
Term Loan - Second Lien, 12.23%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		5,575	5,533,188
Argon Medical Devices, Inc.
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025		7,061	7,060,731
athenahealth, Inc.
Term Loan, 7.05%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		21,496	21,610,312
Athletico Management, LLC
Term Loan, 5.86%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		4,876	4,905,972
Avantor, Inc.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing November 21, 2024	EUR	2,299	2,571,292
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		7,016	7,082,942
BioClinica, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		10,633	10,260,431
BW NHHC Holdco, Inc.
Term Loan, 7.27%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		11,682	10,776,645
Carestream Dental Equipment, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		6,096	6,004,978
CHG Healthcare Services, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		26,646	26,633,112
Concentra, Inc.
Term Loan, 5.21%, (3 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		10,485	10,524,085
CPI Holdco, LLC
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		11,190	11,190,245
CryoLife, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		5,491	5,522,264
CTC AcquiCo GmbH
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 7, 2025	EUR	11,928	12,981,363
Elsan SAS
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing October 31, 2024	EUR	9,250	10,308,555
Ensemble RCM, LLC
Term Loan, Maturing August 3, 2026(5)		5,125	5,132,472
Envision Healthcare Corporation
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		57,561	49,592,155
Gentiva Health Services, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		27,824	27,971,922
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 2.25%), Maturing January 31, 2025		42,580	42,749,563

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Hanger, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		11,998	$12,073,113
Inovalon Holdings, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025		16,018	16,038,111
IQVIA, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024		6,218	6,240,927
Term Loan, Maturing March 7, 2024(5)	EUR	2,000	2,229,915
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025		9,476	9,511,449
Kinetic Concepts, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024		27,293	27,395,349
Medical Solutions, LLC
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024		8,344	8,333,575
MPH Acquisition Holdings, LLC
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023		18,648	18,124,978
National Mentor Holdings, Inc.
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		308	310,552
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		4,954	4,987,391
Navicure, Inc.
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024		8,775	8,797,100
One Call Corporation
Term Loan, 7.58%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022		17,314	15,149,969
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing June 30, 2025		41,261	40,178,302
Parexel International Corporation
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		19,330	18,685,506
Phoenix Guarantor, Inc.
Term Loan, 6.88%, (1 mo. USD LIBOR + 4.50%), Maturing March 5, 2026		21,100	21,236,264
Prospect Medical Holdings, Inc.
Term Loan, 7.88%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024		7,633	7,628,369
Radiology Partners Holdings, LLC
Term Loan, 7.19%, (USD LIBOR + 4.75%), Maturing July 9, 2025(4)		6,520	6,512,080
RadNet, Inc.
Term Loan, 5.86%, (USD LIBOR + 3.50%), Maturing June 30, 2023(4)		15,995	15,965,183
Select Medical Corporation
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.50%), Maturing March 6, 2025		27,075	27,074,814
Sotera Health Holdings, LLC
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022		12,292	12,179,746
Surgery Center Holdings, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024		10,223	9,839,860
Team Health Holdings, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024		33,724	29,718,879
Tecomet, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024		8,550	8,569,207
U.S. Anesthesia Partners, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024		14,733	14,346,401
Verscend Holding Corp.
Term Loan, 6.73%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		22,512	22,652,816
Viant Medical Holdings, Inc.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		5,682	5,663,124

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Wink Holdco, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		3,231	$3,188,199

			$696,168,658

Home Furnishings — 0.6%
Bright Bidco B.V.
Term Loan, 5.80%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)		18,246	$12,179,295
Serta Simmons Bedding, LLC
Term Loan, 5.86%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		59,483	40,745,610

			$52,924,905

Industrial Equipment — 4.0%
AI Alpine AT Bidco GmbH
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing October 31, 2025	EUR	5,500	$6,060,915
Altra Industrial Motion Corp.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		8,862	8,821,618
Apex Tool Group, LLC
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		20,691	19,863,062
Carlisle Foodservice Products, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025		5,538	5,311,708
Clark Equipment Company
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		15,874	15,874,054
CPM Holdings, Inc.
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing November 15, 2025		4,030	3,999,527
Delachaux Group S.A.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing March 28, 2026	EUR	4,050	4,530,055
Term Loan, 6.82%, (3 mo. USD LIBOR + 4.50%), Maturing March 28, 2026		5,100	5,074,500
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,965	3,281,810
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	7,412	8,204,568
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		9,994	9,968,553
DXP Enterprises, Inc.
Term Loan, 6.98%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		5,699	5,726,992
Dynacast International, LLC
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		13,193	13,011,577
Engineered Machinery Holdings, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		9,440	9,268,812
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024		3,582	3,590,955
EWT Holdings III Corp.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		28,094	28,129,291
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	4,370	4,879,572
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		15,582	15,638,377
Gardner Denver, Inc.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	6,221	6,931,199
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		8,275	8,306,998
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	9,458	10,426,997
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		23,062	22,985,968
LTI Holdings, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		5,856	5,614,200
Term Loan, Maturing July 24, 2026(5)		2,100	2,063,250

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Milacron, LLC
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		15,616	$15,625,315
Minimax Viking GmbH
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing July 31, 2025	EUR	3,422	3,818,714
Quimper AB
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	934	1,041,420
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	19,291	21,508,597
Rexnord, LLC
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024		4,629	4,653,109
Robertshaw US Holding Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2025		22,761	21,281,629
Shape Technologies Group, Inc.
Term Loan, 5.26%, (3 mo. USD LIBOR + 3.00%), Maturing April 21, 2025		6,989	6,696,647
Tank Holding Corp.
Term Loan, 6.56%, (USD LIBOR + 4.00%), Maturing March 26, 2026(4)		5,325	5,349,404
Titan Acquisition Limited
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		36,143	34,516,087
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	14,300	15,962,019

			$358,017,499

Insurance — 2.7%
Alliant Holdings Intermediate, LLC
Term Loan, 5.27%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025		12,500	$12,332,533
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		4,925	4,895,243
AmWINS Group, Inc.
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		40,644	40,702,873
Asurion, LLC
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		23,740	23,818,634
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		28,162	28,254,770
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2024		2,228	2,235,506
Term Loan - Second Lien, 8.73%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		29,575	30,123,380
Financiere CEP S.A.S.
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing January 16, 2025	EUR	5,725	6,350,449
Hub International Limited
Term Loan, 5.27%, (3 mo. USD LIBOR + 3.00%), Maturing April 25, 2025		28,755	28,490,135
NFP Corp.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		31,793	31,415,871
Sedgwick Claims Management Services, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		2,463	2,428,764
USI, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		26,397	26,078,204

			$237,126,362

Leisure Goods/Activities/Movies — 4.3%
AMC Entertainment Holdings, Inc.
Term Loan, 5.23%, (6 mo. USD LIBOR + 3.00%), Maturing April 22, 2026		15,985	$16,024,900
Amer Sports Oyj
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	38,425	42,334,444
Ancestry.com Operations, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		47,375	47,410,209

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Bombardier Recreational Products, Inc.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		43,663	$43,580,753
ClubCorp Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		20,148	18,627,234
Crown Finance US, Inc.
Term Loan, 2.38%, (1 mo. EURIBOR + 2.38%), Maturing February 28, 2025	EUR	9,579	10,599,704
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing February 28, 2025		10,483	10,461,574
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		30,135	29,819,598
Emerald Expositions Holding, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		18,693	18,412,718
Etraveli Holding AB
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 2, 2024	EUR	9,900	11,020,950
Lindblad Expeditions, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		483	485,038
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		1,931	1,940,152
Live Nation Entertainment, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		36,829	36,875,310
Match Group, Inc.
Term Loan, 4.77%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		7,116	7,142,131
NASCAR Holdings, Inc.
Term Loan, Maturing July 26, 2026(5)		7,725	7,766,846
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		16,135	16,191,936
SRAM, LLC
Term Loan, 5.09%, (USD LIBOR + 2.75%), Maturing March 15, 2024(4)		18,451	18,565,948
Steinway Musical Instruments, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 3.75%), Maturing February 14, 2025		9,752	9,629,668
Travel Leaders Group, LLC
Term Loan, 6.27%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		11,286	11,347,136
UFC Holdings, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2026		18,981	19,045,267
Vue International Bidco PLC
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing June 14, 2026	EUR	6,632	7,393,714
Term Loan, Maturing June 18, 2026(5)	EUR	1,193	1,329,469

			$386,004,699

Lodging and Casinos — 3.3%
Aimbridge Acquisition Co., Inc.
Term Loan, 6.14%, (1 mo. USD LIBOR + 3.75%), Maturing February 2, 2026		3,042	$3,061,314
Aristocrat Technologies, Inc.
Term Loan, 4.03%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		8,072	8,084,790
Azelis Finance S.A.
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing November 7, 2025	EUR	2,600	2,893,041
Boyd Gaming Corporation
Term Loan, 4.62%, (1 mo. USD LIBOR + 2.25%), Maturing September 15, 2023		4,295	4,304,422
Churchill Downs Incorporated
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,448	3,457,525
CityCenter Holdings, LLC
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		37,042	37,143,975
Eldorado Resorts, LLC
Term Loan, 4.58%, (USD LIBOR + 2.25%), Maturing April 17, 2024(4)		4,496	4,494,595

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
ESH Hospitality, Inc.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023		15,355	$15,399,337
Four Seasons Hotels Limited
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		6,729	6,743,663
Golden Nugget, Inc.
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		28,338	28,404,157
GVC Holdings PLC
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing March 29, 2024	EUR	16,575	18,403,578
Term Loan, 4.02%, (3 mo. GBP LIBOR + 3.25%), Maturing March 29, 2024	GBP	4,773	5,796,857
Term Loan, 4.45%, (6 mo. USD LIBOR + 2.25%), Maturing March 29, 2024		9,450	9,481,573
Hanjin International Corp.
Term Loan, 4.77%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		5,650	5,593,500
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025		28,807	28,850,261
Playa Resorts Holding B.V.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		26,373	25,433,912
Richmond UK Bidco Limited
Term Loan, 4.96%, (1 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,809	3,314,071
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	11,225	12,525,750
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		48,463	48,766,114
VICI Properties 1, LLC
Term Loan, 4.27%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		22,293	22,293,182

			$294,445,617

Nonferrous Metals/Minerals — 0.5%
CD&R Hydra Buyer, Inc.
Term Loan, 9.83%, (2.33% cash, 7.50% PIK), Maturing August 15, 2021(3)(8)		593	$484,167
Murray Energy Corporation
Term Loan, 9.77%, (3 mo. USD LIBOR + 7.25%), Maturing October 17, 2022		21,871	13,969,867
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2020(7)		2,878	165,465
Oxbow Carbon, LLC
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		6,822	6,864,512
Term Loan - Second Lien, 9.73%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		5,100	5,112,750
Rain Carbon GmbH
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	15,625	16,907,702

			$43,504,463

Oil and Gas — 2.1%
Ameriforge Group, Inc.
Term Loan, 9.33%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		21,500	$21,392,462
Apergy Corporation
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		750	754,564
Blackstone CQP Holdco L.P.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		10,450	10,505,510
Centurion Pipeline Company, LLC
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		3,209	3,217,565
CITGO Holding, Inc.
Term Loan, Maturing July 24, 2023(5)		2,575	2,620,063

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CITGO Petroleum Corporation
Term Loan, 6.82%, (3 mo. USD LIBOR + 4.50%), Maturing July 29, 2021		15,478	$15,516,820
Term Loan, 7.32%, (3 mo. USD LIBOR + 5.00%), Maturing March 22, 2024		27,232	27,316,849
Delek US Holdings, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		7,258	7,249,325
Fieldwood Energy, LLC
Term Loan, 7.51%, (3 mo. USD LIBOR + 5.25%), Maturing April 11, 2022		23,006	21,280,183
Matador Bidco S.a.r.l.
Term Loan, Maturing June 12, 2026(5)		5,925	5,950,922
McDermott Technology Americas, Inc.
Term Loan, 7.23%, (1 mo. USD LIBOR + 5.00%), Maturing May 9, 2025		14,121	13,521,097
Prairie ECI Acquiror L.P.
Term Loan, 7.08%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026		9,526	9,570,783
PSC Industrial Holdings Corp.
Term Loan, 6.08%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024		7,994	7,965,507
Sheridan Investment Partners II L.P.
Term Loan, 0.00%, Maturing December 16, 2020(7)		933	552,563
Term Loan, 0.00%, Maturing December 16, 2020(7)		2,501	1,481,618
Term Loan, 0.00%, Maturing December 16, 2020(7)		17,976	10,650,908
Sheridan Production Partners I, LLC
Term Loan, 5.98%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		1,408	1,006,714
Term Loan, 5.98%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		2,305	1,648,174
Term Loan, 5.98%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		17,396	12,438,280
Ultra Resources, Inc.
Term Loan, 6.27%, (6.02% cash (1 mo. USD LIBOR + 3.75%), 0.25% PIK), Maturing April 12, 2024		14,302	10,893,486

			$185,533,393

Publishing — 0.7%
Ascend Learning, LLC
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024		9,825	$9,794,710
Getty Images, Inc.
Term Loan, 5.00%, (1 mo. EURIBOR + 5.00%), Maturing February 19, 2026	EUR	4,000	4,437,225
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026		11,915	11,885,337
Harland Clarke Holdings Corp.
Term Loan, 7.08%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023		11,372	8,813,373
LSC Communications, Inc.
Term Loan, 7.77%, (1 week USD LIBOR + 5.50%), Maturing September 30, 2022		8,519	7,315,777
ProQuest, LLC
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing October 24, 2021		14,013	14,013,350
Tweddle Group, Inc.
Term Loan, 6.77%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023		2,357	2,218,388

			$58,478,160

Radio and Television — 2.2%
ALM Media Holdings, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020		8,047	$7,443,454
AP NMT Acquisition B.V.
Term Loan, 8.07%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021		3,714	3,701,455
Cumulus Media New Holdings, Inc.
Term Loan, 6.74%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022		9,436	9,483,538

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Diamond Sports Group, LLC
Term Loan, Maturing July 17, 2026(5)	30,675	$30,761,074
Entercom Media Corp.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	9,933	9,948,794
Entravision Communications Corporation
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	9,912	9,714,128
Gray Television, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	3,012	3,014,317
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	7,030	7,055,072
Hubbard Radio, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	11,649	11,644,174
iHeartCommunications, Inc.
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.00%), Maturing May 1, 2026	12,669	12,790,052
Mission Broadcasting, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	4,308	4,294,616
Nexstar Broadcasting, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	21,626	21,558,542
Term Loan, Maturing June 19, 2026(5)	5,225	5,225,543
Sinclair Television Group, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	14,113	14,121,946
Term Loan, Maturing July 17, 2026(5)	2,965	2,974,651
Term Loan, Maturing July 17, 2026(5)	3,460	3,470,427
Univision Communications, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	42,601	41,808,644

		$199,010,427

Retailers (Except Food and Drug) — 1.7%
Ascena Retail Group, Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	15,867	$9,798,161
Bass Pro Group, LLC
Term Loan, 7.23%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	12,478	11,838,265
BJ’s Wholesale Club, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 2.75%), Maturing February 3, 2024	13,382	13,427,559
CDW, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	7,430	7,452,791
Coinamatic Canada, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	268	263,858
David’s Bridal, Inc.
Term Loan, 9.74%, (1 mo. USD LIBOR + 7.50%), Maturing July 17, 2023	3,216	3,240,179
Term Loan, 10.24%, (1 mo. USD LIBOR + 8.00%), Maturing January 18, 2024	11,636	9,192,746
Global Appliance, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	2,718	2,712,964
Go Wireless, Inc.
Term Loan, 8.73%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	2,588	2,513,943
Hoya Midco, LLC
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	13,825	13,727,427
J. Crew Group, Inc.
Term Loan, 5.26%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	25,802	21,013,335
LSF9 Atlantis Holdings, LLC
Term Loan, 8.36%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	12,041	11,318,775

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
PetSmart, Inc.
Term Loan, 6.38%, (1 mo. USD LIBOR + 4.00%), Maturing March 11, 2022		36,547	$35,959,266
PFS Holding Corporation
Term Loan, 5.88%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021		9,901	3,861,536
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.70%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021		9,381	2,579,844
Radio Systems Corporation
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing May 2, 2024		4,655	4,614,269

			$153,514,918

Steel — 1.0%
Atkore International, Inc.
Term Loan, 5.07%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023		18,991	$19,074,010
GrafTech Finance, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025		27,502	27,124,000
Neenah Foundry Company
Term Loan, 8.80%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022		8,004	7,923,650
Phoenix Services International, LLC
Term Loan, 6.08%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025		9,692	9,668,184
Zekelman Industries, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing June 14, 2021		29,595	29,650,472

			$93,440,316

Surface Transport — 0.5%
1199169 B.C. Unlimited Liability Company
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		3,269	$3,293,295
Agro Merchants NAI Holdings, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024		11,322	11,336,232
Kenan Advantage Group, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		1,807	1,745,814
Term Loan, 5.23%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		6,518	6,297,766
Stena International S.a.r.l.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		16,804	16,496,374
XPO Logistics, Inc.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		4,275	4,286,577

			$43,456,058

Telecommunications — 5.2%
CenturyLink, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		73,229	$72,853,833
Ciena Corporation
Term Loan, 4.27%, (1 mo. USD LIBOR + 2.00%), Maturing September 26, 2025		13,076	13,127,263
Colorado Buyer, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		16,446	15,507,168
Digicel International Finance Limited
Term Loan, 5.78%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		14,538	12,484,363
eircom Finco S.a.r.l.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing April 19, 2024	EUR	22,201	24,653,718
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing April 23, 2026	EUR	6,000	6,667,740

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	16,287	$17,890,393
Global Eagle Entertainment, Inc.
Term Loan, 9.71%, (3 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		21,437	20,231,288
Intelsat Jackson Holdings S.A.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing November 27, 2023		30,250	30,355,875
Term Loan, 6.74%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		19,794	20,035,305
IPC Corp.
Term Loan, 6.76%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		11,591	10,025,903
Level 3 Financing, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		35,850	35,922,811
Onvoy, LLC
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		12,732	10,631,168
Plantronics, Inc.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		14,935	14,962,868
SBA Senior Finance II, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing April 11, 2025		32,821	32,786,827
Sprint Communications, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		61,311	61,208,252
Term Loan, 5.25%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024		9,403	9,415,970
Syniverse Holdings, Inc.
Term Loan, 7.33%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		11,258	10,352,206
Telesat Canada
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023		43,380	43,325,443
Zayo Group, LLC
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing January 19, 2024		4,000	4,004,668

			$466,443,062

Utilities — 1.6%
Brookfield WEC Holdings, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2025		28,482	$28,653,963
Calpine Construction Finance Company L.P.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025		2,628	2,628,325
Calpine Corporation
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing May 31, 2023		2,982	2,988,816
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024		32,986	33,052,947
Granite Acquisition, Inc.
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		37,164	37,396,558
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		1,685	1,695,368
Lightstone Holdco, LLC
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		871	859,257
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		15,439	15,234,626
Longview Power, LLC
Term Loan, 8.26%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021		4,680	4,071,600
Pike Corporation
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.25%), Maturing July 19, 2026		5,200	5,227,622
Talen Energy Supply, LLC
Term Loan, 6.11%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2026		7,775	7,638,938

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Vistra Operations Company, LLC
Term Loan, 4.27%, (USD LIBOR + 2.00%), Maturing December 31, 2025(4)		6,933	$6,953,548

			$146,401,568

Total Senior Floating-Rate Loans (identified cost $8,193,672,735)			$7,944,270,776

Corporate Bonds & Notes — 3.1%

Security	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 0.1%
TransDigm, Inc.
6.25%, 3/15/26(9)		5,275	$5,545,344

			$5,545,344

Automotive — 0.1%
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.
6.25%, 5/15/26(9)		4,325	$4,485,890
Tenneco, Inc.
4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(9)(10)	EUR	6,000	6,510,624

			$10,996,514

Business Equipment and Services — 0.2%
Allied Universal Holdco, LLC/Allied Universal Finance Corp.
6.625%, 7/15/26(9)		2,975	$3,116,313
Prime Security Services Borrower, LLC/Prime Finance, Inc.
5.25%, 4/15/24(9)		7,900	8,077,908
5.75%, 4/15/26(9)		7,900	8,265,770

			$19,459,991

Cable and Satellite Television — 0.1%
Altice France S.A.
7.375%, 5/1/26(9)		1,000	$1,060,200
Virgin Media Secured Finance PLC
5.25%, 1/15/26(9)		4,635	4,750,875
Ziggo B.V.
5.50%, 1/15/27(9)		2,000	2,052,500

			$7,863,575

Chemicals and Plastics — 0.1%
PQ Corp.
6.75%, 11/15/22(9)		4,000	$4,150,000

			$4,150,000

Containers and Glass Products — 0.3%
Berry Global, Inc.
5.625%, 7/15/27(9)		2,500	$2,631,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		14,537	14,607,554
5.803%, (3 mo. USD LIBOR + 3.50%), 7/15/21(9)(10)		9,925	9,968,670

			$27,207,474

Security	Principal Amount* (000’s omitted)		Value
Drugs — 0.6%
Bausch Health Companies., Inc.
6.50%, 3/15/22(9)		11,092	$11,513,496
7.00%, 3/15/24(9)		14,419	15,248,093
5.50%, 11/1/25(9)		19,675	20,535,781
Par Pharmaceutical, Inc.
7.50%, 4/1/27(9)		7,500	6,825,000

			$54,122,370

Food Products — 0.0%(6)
Iceland Bondco PLC
5.017%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(10)	GBP	1,181	$1,436,660

			$1,436,660

Food/Drug Retailers — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)		12,550	$7,781,000

			$7,781,000

Health Care — 0.6%
Avantor, Inc.
6.00%, 10/1/24(9)		13,105	$14,055,244
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		7,500	7,453,125
6.25%, 3/31/23		16,650	16,004,812
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(9)		10,550	11,239,179
Tenet Healthcare Corp.
6.00%, 10/1/20		2,500	2,581,250
4.375%, 10/1/21		4,700	4,811,625

			$56,145,235

Leisure Goods/Activities/Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		5,250	$5,302,500

			$5,302,500

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(9)		11,500	$11,658,125

			$11,658,125

Radio and Television — 0.2%
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.375%, 8/15/26(9)(11)		6,375	$6,494,531
iHeartCommunications, Inc.
6.375%, 5/1/26		2,896	3,090,283
8.375%, 5/1/27		5,248	5,550,227
Univision Communications, Inc.
5.125%, 2/15/25(9)		5,500	5,362,500

			$20,497,541

Security	Principal Amount* (000’s omitted)	Value
Telecommunications — 0.2%
CommScope, Inc.
6.00%, 3/1/26(9)	12,575	$12,775,571
Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd.
8.75%, 5/25/24(9)	6,325	5,977,125

		$18,752,696

Utilities — 0.3%
Calpine Corp.
6.00%, 1/15/22(9)	3,000	$3,033,750
5.875%, 1/15/24(9)	5,000	5,125,000
5.25%, 6/1/26(9)	10,925	11,075,437
Talen Energy Supply, LLC
6.625%, 1/15/28(9)	5,025	4,855,406

		$24,089,593

Total Corporate Bonds & Notes (identified cost $275,970,914)		$275,008,618

Asset-Backed Securities — 3.0%

Security	Principal Amount (000’s omitted)	Value
Alinea CLO, Ltd.
Series 2018-1A, Class D, 5.378%, (3 mo. USD LIBOR + 3.10%), 7/20/31(9)(10)	$2,500	$2,424,822
Series 2018-1A, Class E, 8.278%, (3 mo. USD LIBOR + 6.00%), 7/20/31(9)(10)	3,000	2,801,172
AMMC CLO 15, Ltd.
Series 2014-15A, Class ERR, 9.213%, (3 mo. USD LIBOR + 6.91%), 1/15/32(9)(10)	5,000	4,908,127
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 8.725%, (3 mo. USD LIBOR + 6.18%), 11/10/30(9)(10)	3,525	3,218,346
Apidos CLO XX
Series 2015-20A, Class DR, 8.022%, (3 mo. USD LIBOR + 5.70%), 7/16/31(9)(10)	2,375	2,224,641
Ares XL CLO, Ltd.
Series 2016-40A, Class CR, 5.703%, (3 mo. USD LIBOR + 3.40%), 1/15/29(9)(10)	2,500	2,486,699
Series 2016-40A, Class DR, 8.653%, (3 mo. USD LIBOR + 6.35%), 1/15/29(9)(10)	3,500	3,422,717
Ares XLIX CLO, Ltd.
Series 2018-49A, Class D, 5.278%, (3 mo. USD LIBOR + 3.00%), 7/22/30(9)(10)	2,500	2,420,385
Series 2018-49A, Class E, 7.978%, (3 mo. USD LIBOR + 5.70%), 7/22/30(9)(10)	3,500	3,285,402
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class C, 5.418%, (3 mo. USD LIBOR + 2.90%), 5/15/30(9)(10)	5,000	4,791,419
Ares XXXVR CLO, Ltd.
Series 2015-35RA, Class E, 8.003%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)	4,000	3,691,692
Babson CLO, Ltd.
Series 2015-1A, Class DR, 4.878%, (3 mo. USD LIBOR + 2.60%), 1/20/31(9)(10)	2,500	2,359,485
Series 2016-1A, Class DR, 5.309%, (3 mo. USD LIBOR + 3.05%), 7/23/30(9)(10)	1,250	1,210,560
Series 2016-1A, Class ER, 8.259%, (3 mo. USD LIBOR + 6.00%), 7/23/30(9)(10)	3,500	3,272,762
Series 2018-1A, Class C, 4.903%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	3,500	3,301,464
Bain Capital Credit CLO
Series 2018-1A, Class D, 4.959%, (3 mo. USD LIBOR + 2.70%), 4/23/31(9)(10)	5,000	4,779,778
Series 2018-1A, Class E, 7.609%, (3 mo. USD LIBOR + 5.35%), 4/23/31(9)(10)	3,000	2,781,390

Security	Principal Amount (000’s omitted)	Value
Benefit Street Partners CLO V-B, Ltd.
Series 2018-5BA, Class C, 5.208%, (3 mo. USD LIBOR + 2.93%), 4/20/31(9)(10)	$5,000	$4,786,592
Series 2018-5BA, Class D, 8.228%, (3 mo. USD LIBOR + 5.95%), 4/20/31(9)(10)	3,500	3,298,366
Benefit Street Partners CLO VIII, Ltd.
Series 2015-8A, Class DR, 7.878%, (3 mo. USD LIBOR + 5.60%), 1/20/31(9)(10)	5,401	4,932,819
Benefit Street Partners CLO XIV, Ltd.
Series 2018-14A, Class D, 4.878%, (3 mo. USD LIBOR + 2.60%), 4/20/31(9)(10)	1,500	1,410,562
Benefit Street Partners CLO XVI, Ltd.
Series 2018-16A, Class D, 6.003%, (3 mo. USD LIBOR + 3.70%), 1/17/32(9)(10)	2,000	1,978,584
Series 2018-16A, Class E, 9.003%, (3 mo. USD LIBOR + 6.70%), 1/17/32(9)(10)	2,250	2,198,227
Benefit Street Partners CLO XVII, Ltd.
Series 2019-17A, Class E, 8.93%, (3 mo. USD LIBOR + 6.60%), 7/15/32(9)(10)	1,750	1,738,532
Betony CLO 2, Ltd.
Series 2018-1A, Class C, 5.166%, (3 mo. USD LIBOR + 2.90%), 4/30/31(9)(10)	2,500	2,398,239
Series 2018-1A, Class D, 7.916%, (3 mo. USD LIBOR + 5.65%), 4/30/31(9)(10)	4,450	4,088,615
BlueMountain CLO, Ltd.
Series 2016-3A, Class DR, 5.618%, (3 mo. USD LIBOR + 3.10%), 11/15/30(9)(10)	1,500	1,453,754
Series 2016-3A, Class ER, 8.468%, (3 mo. USD LIBOR + 5.95%), 11/15/30(9)(10)	1,500	1,404,708
Series 2018-1A, Class D, 5.632%, (3 mo. USD LIBOR + 3.05%), 7/30/30(9)(10)	2,500	2,420,366
Series 2018-1A, Class E, 8.532%, (3 mo. USD LIBOR + 5.95%), 7/30/30(9)(10)	2,000	1,881,938
Canyon Capital CLO, Ltd.
Series 2012-1RA, Class E, 8.003%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)	4,875	4,425,525
Series 2016-1A, Class ER, 8.053%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)	4,000	3,602,883
Series 2016-2A, Class ER, 8.787%, (3 mo. USD LIBOR + 6.00%), 10/15/31(9)(10)	4,500	4,053,284
Series 2017-1A, Class E, 8.553%, (3 mo. USD LIBOR + 6.25%), 7/15/30(9)(10)	3,250	3,037,586
Canyon CLO, Ltd.
Series 2018-1A, Class D, 5.203%, (3 mo. USD LIBOR + 2.90%), 7/15/31(9)(10)	3,000	2,865,132
Series 2018-1A, Class E, 8.053%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)	2,750	2,554,253
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class CR2, 5.803%, (3 mo. USD LIBOR + 3.50%), 1/14/32(9)(10)	2,500	2,493,517
Series 2012-3A, Class DR2, 8.803%, (3 mo. USD LIBOR + 6.50%), 1/14/32(9)(10)	1,500	1,438,999
Series 2014-3RA, Class C, 5.715%, (3 mo. USD LIBOR + 2.95%), 7/27/31(9)(10)	1,000	966,153
Series 2014-3RA, Class D, 8.165%, (3 mo. USD LIBOR + 5.40%), 7/27/31(9)(10)	2,150	1,934,318
Series 2014-4RA, Class C, 5.203%, (3 mo. USD LIBOR + 2.90%), 7/15/30(9)(10)	2,000	1,846,987
Series 2014-4RA, Class D, 7.953%, (3 mo. USD LIBOR + 5.65%), 7/15/30(9)(10)	3,500	3,238,934
Carlyle CLO, Ltd.
Series C17A, Class CR, 5.066%, (3 mo. USD LIBOR + 2.80%), 4/30/31(9)(10)	5,000	4,815,704
Series C17A, Class DR, 8.266%, (3 mo. USD LIBOR + 6.00%), 4/30/31(9)(10)	3,500	3,305,064
Dryden CLO, Ltd.
Series 2018-55A, Class D, 5.153%, (3 mo. USD LIBOR + 2.85%), 4/15/31(9)(10)	1,500	1,437,437
Series 2018-55A, Class E, 7.703%, (3 mo. USD LIBOR + 5.40%), 4/15/31(9)(10)	2,000	1,849,623
Dryden Senior Loan Fund
Series 2015-40A, Class DR, 5.618%, (3 mo. USD LIBOR + 3.10%), 8/15/31(9)(10)	3,000	2,920,011
Series 2015-41A, Class DR, 4.903%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	5,000	4,745,508
Series 2015-41A, Class ER, 7.603%, (3 mo. USD LIBOR + 5.30%), 4/15/31(9)(10)	1,268	1,149,608
Series 2016-42A, Class DR, 5.233%, (3 mo. USD LIBOR + 2.93%), 7/15/30(9)(10)	2,500	2,417,030
Series 2016-42A, Class ER, 7.853%, (3 mo. USD LIBOR + 5.55%), 7/15/30(9)(10)	3,500	3,237,904
Galaxy XV CLO, Ltd.
Series 2013-15A, Class ER, 8.948%, (3 mo. USD LIBOR + 6.65%), 10/15/30(9)(10)	2,500	2,355,813

Security	Principal Amount (000’s omitted)	Value
Galaxy XXV CLO, Ltd.
Series 2018-25A, Class D, 5.376%, (3 mo. USD LIBOR + 3.10%), 10/25/31(9)(10)	$2,500	$2,416,872
Series 2018-25A, Class E, 8.226%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)	3,500	3,249,389
Goldentree Loan Management US CLO 5, Ltd.
Series 2019-5A, Class D, (3 mo. USD LIBOR + 3.85%), 10/20/32(9)(12)	1,500	1,501,125
Golub Capital Partners CLO, Ltd.
Series 2015-22A, Class ER, 8.278%, (3 mo. USD LIBOR + 6.00%), 1/20/31(9)(10)	2,500	2,271,940
Series 2018-37A, Class D, 5.578%, (3 mo. USD LIBOR + 3.30%), 7/20/30(9)(10)	4,000	3,912,536
Series 2018-37A, Class E, 8.028%, (3 mo. USD LIBOR + 5.75%), 7/20/30(9)(10)	4,750	4,323,924
ICG US CLO, Ltd.
Series 2018-2A, Class D, 5.378%, (3 mo. USD LIBOR + 3.10%), 7/22/31(9)(10)	2,000	1,931,927
Series 2018-2A, Class E, 8.028%, (3 mo. USD LIBOR + 5.75%), 7/22/31(9)(10)	3,000	2,693,200
Madison Park Funding XXV, Ltd.
Series 2017-25A, Class D, 8.68%, (3 mo. USD LIBOR + 6.10%), 4/25/29(9)(10)	1,500	1,456,189
Neuberger Berman CLO XXII, Ltd.
Series 2016-22A, Class DR, 5.403%, (3 mo. USD LIBOR + 3.10%), 10/17/30(9)(10)	2,500	2,406,070
Series 2016-22A, Class ER, 8.363%, (3 mo. USD LIBOR + 6.06%), 10/17/30(9)(10)	3,000	2,783,673
Neuberger Berman Loan Advisers CLO, Ltd.
Series 2018-28A, Class E, 7.878%, (3 mo. USD LIBOR + 5.60%), 4/20/30(9)(10)	1,950	1,844,823
Series 2018-30A, Class D, 5.928%, (3 mo. USD LIBOR + 3.65%), 1/20/31(9)(10)	2,500	2,502,108
Series 2018-30A, Class E, 9.028%, (3 mo. USD LIBOR + 6.75%), 1/20/31(9)(10)	1,000	972,294
Oaktree CLO, Ltd.
Series 2019-3A, Class D, (3 mo. USD LIBOR + 3.96%), 7/20/31(9)(12)	2,625	2,611,628
OHA Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 10.02%, (3 mo. USD LIBOR + 7.50%), 11/20/27(9)(10)	900	900,089
Palmer Square CLO, Ltd.
Series 2013-2A, Class CRR, 5.503%, (3 mo. USD LIBOR + 3.20%), 10/17/31(9)(10)	2,500	2,461,429
Series 2013-2A, Class DRR, 8.153%, (3 mo. USD LIBOR + 5.85%), 10/17/31(9)(10)	3,000	2,807,513
Series 2018-1A, Class C, 5.28%, (3 mo. USD LIBOR + 2.50%), 4/18/31(9)(10)	3,000	2,812,020
Series 2018-1A, Class D, 7.93%, (3 mo. USD LIBOR + 5.15%), 4/18/31(9)(10)	2,000	1,810,194
Series 2018-2A, Class D, 7.922%, (3 mo. USD LIBOR + 5.60%), 7/16/31(9)(10)	2,000	1,853,221
Regatta XIII Funding, Ltd.
Series 2018-2A, Class C, 5.403%, (3 mo. USD LIBOR + 3.10%), 7/15/31(9)(10)	2,500	2,427,468
Series 2018-2A, Class D, 8.253%, (3 mo. USD LIBOR + 5.95%), 7/15/31(9)(10)	5,000	4,562,441
Regatta XIV Funding, Ltd.
Series 2018-3A, Class D, 5.78%, (3 mo. USD LIBOR + 3.20%), 10/25/31(9)(10)	2,500	2,435,863
Series 2018-3A, Class E, 8.53%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)	4,500	4,226,652
Regatta XV Funding, Ltd.
Series 2018-4A, Class D, 8.776%, (3 mo. USD LIBOR + 6.50%), 10/25/31(9)(10)	3,875	3,719,814
Southwick Park CLO, LLC
Series 2019-4A, Class E, (3 mo. USD LIBOR + 6.70%), 7/20/32(9)(12)	1,750	1,723,750
Upland CLO, Ltd.
Series 2016-1A, Class CR, 5.178%, (3 mo. USD LIBOR + 2.90%), 4/20/31(9)(10)	4,500	4,301,551
Series 2016-1A, Class DR, 8.178%, (3 mo. USD LIBOR + 5.90%), 4/20/31(9)(10)	4,625	4,292,515
Vibrant CLO 1X, Ltd.
Series 2018-9A, Class C, 5.478%, (3 mo. USD LIBOR + 3.20%), 7/20/31(9)(10)	2,500	2,430,251
Series 2018-9A, Class D, 8.528%, (3 mo. USD LIBOR + 6.25%), 7/20/31(9)(10)	3,500	3,216,204
Vibrant CLO X, Ltd.
Series 2018-10A, Class C, 5.528%, (3 mo. USD LIBOR + 3.25%), 10/20/31(9)(10)	5,000	4,837,263
Series 2018-10A, Class D, 8.468%, (3 mo. USD LIBOR + 6.19%), 10/20/31(9)(10)	5,000	4,620,435

Security	Principal Amount (000’s omitted)	Value
Voya CLO, Ltd.
Series 2015-3A, Class CR, 5.428%, (3 mo. USD LIBOR + 3.15%), 10/20/31(9)(10)	$2,500	$2,414,647
Series 2015-3A, Class DR, 8.478%, (3 mo. USD LIBOR + 6.20%), 10/20/31(9)(10)	5,500	5,154,660
Series 2016-3A, Class CR, 5.55%, (3 mo. USD LIBOR + 3.25%), 10/18/31(9)(10)	2,000	1,944,607
Series 2016-3A, Class DR, 8.38%, (3 mo. USD LIBOR + 6.08%), 10/18/31(9)(10)	3,375	3,158,862
Series 2018-1A, Class C, 4.903%, (3 mo. USD LIBOR + 2.60%), 4/19/31(9)(10)	5,000	4,704,734
Series 2018-2A, Class E, 7.553%, (3 mo. USD LIBOR + 5.25%), 7/15/31(9)(10)	2,500	2,249,888
Webster Park CLO, Ltd.
Series 2015-1A, Class CR, 5.178%, (3 mo. USD LIBOR + 2.90%), 7/20/30(9)(10)	2,000	1,921,859
Series 2015-1A, Class DR, 7.778%, (3 mo. USD LIBOR + 5.50%), 7/20/30(9)(10)	2,500	2,366,276
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 8.578%, (3 mo. USD LIBOR + 6.30%), 7/20/30(9)(10)	3,000	2,729,977

Total Asset-Backed Securities (identified cost $281,603,857)		$267,025,317

Common Stocks — 1.5%

Security	Shares	Value
Aerospace and Defense — 0.3%
IAP Global Services, LLC(3)(13)(14)(15)	950	$12,699,952
IAP Global Services, LLC(3)(13)(14)(15)	1,627	16,312,741

		$29,012,693

Automotive — 0.0%(6)
Dayco Products, LLC(13)(14)	88,506	$2,832,192

		$2,832,192

Business Equipment and Services — 0.1%
Crossmark Holdings, Inc.(13)(14)	88,008	$7,172,652

		$7,172,652

Chemicals — 0.1%
Hexion Holdings Corp., Class B(13)(14)	338,679	$3,810,139

		$3,810,139

Electronics/Electrical — 0.0%(6)
Answers Corp.(3)(13)(14)	906,100	$1,812,200

		$1,812,200

Health Care — 0.0%(6)
New Millennium Holdco, Inc.(13)(14)	421,318	$29,492

		$29,492

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(13)(14)	304,664	$0

		$0

Oil and Gas — 0.6%
AFG Holdings, Inc.(3)(13)(14)	498,342	$32,995,224
Fieldwood Energy, Inc.(13)(14)	51,241	1,631,170
Fieldwood Energy, Inc.(13)(14)	221,919	7,064,414

Security	Shares	Value
Samson Resources II, LLC, Class A(13)(14)	435,055	$10,441,320
Southcross Holdings Group, LLC(3)(13)(14)	1,281	0
Southcross Holdings L.P., Class A(13)(14)	1,281	688,538

		$52,820,666

Publishing — 0.2%
ION Media Networks, Inc.(3)(14)	28,605	$14,722,707
Tweddle Group, Inc.(3)(13)(14)	19,500	62,595

		$14,785,302

Radio and Television — 0.2%
Clear Channel Outdoor Holdings, Inc.(13)(14)	1,204,044	$3,648,253
Cumulus Media, Inc., Class A(13)(14)	551,505	8,333,240
Cumulus Media, Inc., Class B(13)(14)	93,069	1,479,332
iHeartMedia, Inc., Class A(13)(14)	512,034	7,660,029

		$21,120,854

Retailers (Except Food and Drug) — 0.0%(6)
David’s Bridal, Inc.(13)(14)	227,323	$909,292

		$909,292

Total Common Stocks (identified cost $87,505,131)		$134,305,482

Miscellaneous — 0.0%(6)

Security	Shares	Value
Oil and Gas — 0.0%(6)
Paragon Offshore Finance Company, Class A(12)(13)	42,177	$23,197
Paragon Offshore Finance Company, Class B(12)(13)	21,089	622,126

Total Miscellaneous (identified cost $458,685)		$645,323

Short-Term Investments — 3.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.31%(16)	305,423,070	$305,423,070

Total Short-Term Investments (identified cost $305,421,614)		$305,423,070

Total Investments — 100.0% (identified cost $9,144,632,936)		$8,926,678,586

Less Unfunded Loan Commitments — (0.1)%		$(6,190,280)

Net Investments — 99.9% (identified cost $9,138,442,656)		$8,920,488,306

Other Assets, Less Liabilities — 0.1%		$4,707,140

Net Assets — 100.0%		$8,925,195,446

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)

The stated interest rate represents the weighted average interest rate at July 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after July 31, 2019, at which time the interest rate will be determined.

(6)	Amount is less than 0.05%.

(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Fixed-rate loan.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2019, the aggregate value of these securities is $482,632,559 or 5.4% of the Portfolio’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2019.

(11)	When-issued security.

(12)	When-issued, variable rate security whose interest rate will be determined after July 31, 2019.

(13)	Non-income producing security.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)	Affiliated company.

(16)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2019 was $6,654,252.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	10,439,956	CAD	14,077,529	HSBC Bank USA, N.A.	8/30/19	$—	$(232,495)
USD	182,592,851	EUR	162,782,686	State Street Bank and Trust Company	8/30/19	1,990,692	—
USD	17,884,683	EUR	15,875,000	State Street Bank and Trust Company	8/30/19	271,881	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	6,841,851	EUR	5,985,000	State Street Bank and Trust Company	8/30/19	$201,686	$—
USD	2,163,354	EUR	1,914,772	State Street Bank and Trust Company	8/30/19	38,976	—
USD	34,215,097	EUR	29,886,331	Deutsche Bank AG	9/30/19	972,355	—
USD	233,150,512	EUR	203,663,144	HSBC Bank USA, N.A.	9/30/19	6,614,796	—
USD	2,287,747	EUR	2,010,371	State Street Bank and Trust Company	9/30/19	51,599	—
USD	5,593,433	EUR	4,992,277	State Street Bank and Trust Company	9/30/19	40,494	—
USD	1,230,000	EUR	1,100,000	State Street Bank and Trust Company	9/30/19	6,463	—
USD	161,702,148	EUR	144,223,680	Goldman Sachs International	10/31/19	891,045	—
USD	61,946,529	GBP	49,804,613	State Street Bank and Trust Company	10/31/19	1,121,542	—

						$12,201,529	$(232,495)

Abbreviations:

CIDOR	-	Canada Three Month Interbank Rate

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At July 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At July 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $12,201,529 and $232,495, respectively.

Investments in Affiliated Companies

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At July 31, 2019, the value of the Portfolio’s investment in affiliated companies was $29,012,693, which represents 0.33% of the Portfolio’s net assets. Transactions in affiliated companies by the Portfolio for the fiscal year to date ended July 31, 2019 were as follows:

Name of affiliated company	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
Common Stock*
IAP Global Services, LLC(1)(2)(3)	2,577	—	—	2,577	$29,012,693	$—	$—	$3,549,610

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(2)	Non-income producing security.

(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$7,910,958,421	$27,122,075	$7,938,080,496
Corporate Bonds & Notes	—	275,008,618	—	275,008,618
Asset-Backed Securities	—	267,025,317	—	267,025,317
Common Stocks	23,451,661	32,248,402	78,605,419	134,305,482
Miscellaneous	—	645,323	—	645,323
Short-Term Investments	—	305,423,070	—	305,423,070
Total Investments	$23,451,661	$8,791,309,151	$105,727,494	$8,920,488,306
Forward Foreign Currency Exchange Contracts	$—	$12,201,529	$—	$12,201,529
Total	$23,451,661	$8,803,510,680	$105,727,494	$8,932,689,835

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(232,495)	$—	$(232,495)
Total	$—	$(232,495)	$—	$(232,495)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2019 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.